DERIVATIVES - Effect of Derivative on the Consolidated Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Contingent Payment Derivative	$ (0.1)	$ (0.1)